PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT
NOTE 7 – PROPERTY AND EQUIPMENT

Set forth below are the composition of property and equipment and the related accumulated depreciation, grouped by major classifications:

	Cost				Accumulated depreciation
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2021	2022
	in USD thousands				in USD thousands				in USD thousands
Composition in 2022
Office furniture and equipment	207	37	-	244	124	14	-	138	83	106
Computers and communications equipment	863	98	-	961	678	34	-	712	185	249
Laboratory equipment	1,590	16	-	1,606	1,509	69	-	1,578	81	28
Leasehold improvements	2,028	8	-	2,036	1,425	268	-	1,693	603	343
	4,688	159	-	4,847	3,736	385	-	4,121	952	726